Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
Current Marketable Securities	$ 6,898	$ 12,646
Noncurrent Marketable Securities	7,650	0
Schedule of Marketable Securities [Line Items]
Amortized Cost	14,549
Estimated Fair Value	14,548
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	6,896
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	6,898
Availableforsalesecuritiesdebtmaturitiesafteronethroughtwoyearsamortizedcost	6,153
AvailableForSaleSecuritiesDebtMaturitiesAfterOneThroughTwoYearsFairValue	6,151
AvailableForSaleSecuritiesDebtMaturitiesAfterTwoYearsAmortizedCost	1,500
AvailableForSaleSecuritiesDebtMaturitiesAfterTwoYearsFairValue	1,499
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	14,549	7,378
Gross Unrealized Gains	3	5,268
Gross Unrealized Losses	(4)	0
Estimated Fair Value	14,548	12,646
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | U.S. agency debt security [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	5,002	2,500
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(4)	0
Estimated Fair Value	4,998	2,500
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Certificates of Deposit [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	245
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Estimated Fair Value	245
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	5,186	2,000
Gross Unrealized Gains	2	1
Gross Unrealized Losses	0	0
Estimated Fair Value	5,188	2,001
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | US Government Debt Securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost	4,116
Gross Unrealized Gains	1
Gross Unrealized Losses	0
Estimated Fair Value	4,117
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Equity Securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost		2,878
Gross Unrealized Gains		5,267
Gross Unrealized Losses		0
Estimated Fair Value		8,145
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | Debt Securities [Member]
Schedule of Marketable Securities [Line Items]
Amortized Cost		4,500
Gross Unrealized Gains		1
Gross Unrealized Losses		0
Estimated Fair Value		$ 4,501